SHARE-BASED COMPENSATION (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended	12 Months Ended
	Sep. 07, 2023 shares	Sep. 15, 2021 shares	Feb. 14, 2021 USD ($) shares	Jun. 17, 2020 shares	Jan. 21, 2019 shares	Sep. 04, 2018 shares	Jun. 06, 2017 $ / shares shares	Feb. 28, 2025 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2023 $ / shares	Apr. 30, 2023 shares	Aug. 31, 2021 shares	Jul. 31, 2021 shares	Dec. 31, 2018 shares	Aug. 31, 2016 shares	Nov. 30, 2015 shares	Dec. 31, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted					15,000,000
Share-based compensation expenses									¥ 44,675	$ 6,120	¥ 70,760	¥ 202,346
Directors, officers and consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted						30,000,000
Number of options cancelled					15,000,000	6,200,000
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted		44,290,560	33,090,000
Granted		4,950,000	900,000
Common stock par value | $ / shares													$ 0.01			$ 0.01
Market capitalization | $			$ 500,000
2004 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options cancelled							10,806,665
Maximum aggregate number of ordinary shares approved for issuance																	550,000,000	250,000,000	100,000,000	100,000,000	34,449,614	14,449,614	6,449,614
Stock options contractual term									5 years	5 years
Options to purchase ordinary share, outstanding shares									50,000				50,000
ordinary shares, available for future grants									1,613,704,900				1,613,704,900
Number of options exercised							6,328,535
Shares vested period									3 years	3 years
Common stock par value | $ / shares							$ 0.01
Performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost									¥ 269,700				$ 36,900
Share-based compensation expenses									¥ 44,700	$ 6,100	¥ 70,800	¥ 202,300
Restricted shares | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	205,200,000	44,290,560	32,190,000	29,100,000
Shares vested period		2 years
Market capitalization | $			$ 400,000
Restricted shares | Class A ordinary shares | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted								1,358,100
Restricted shares | Class A ordinary shares | Executive Officers and Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period	3 years
Restricted shares | Class A ordinary shares | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	9,450,000
Share-based compensation arrangement by share-based payment award, award requisite service period	3 years
Restricted shares | ADR | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted								4,527
Performance based Restricted Shares | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted				15,600,000
Time based Restricted Shares | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted				13,500,000
Lock in period				6 months
Share incentive awards | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance	214,650,000
2004 Option Plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance															11,250,000
2004 Option Plan | Class A ordinary shares | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance								5,929,200
2004 Option Plan | ADR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance														63,947,400